PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 21,466,499	$ 21,221,905	$ 18,459,400
Canada
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	18,165,400	17,900,132
Australia
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,169,784	1,173,090
Finland
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,409,724	1,446,548
Sweden
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	13,812	13,812
Mexico
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	702,120	682,572
United states
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 5,659	$ 5,751